Accrued Liabilities - Summary of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Interest on long-term debt	$ 92,578	$ 0
Administrative expenses	94,735	0
Voyage expenses	158,231	170,607
Vessel operating expenses	141,130	220,316
Total	$ 486,674	$ 390,923